Taxation	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Taxation	Taxation
Adecoagro is subject to the applicable general tax regulations in Luxembourg.

The Group’s income tax has been calculated on the estimated assessable taxable results for the year at the rates prevailing in the respective foreign tax jurisdictions. The subsidiaries of the Group are required to calculate their income taxes on a separate basis according to the rules and regulations of the jurisdictions where they operate. Therefore, the Group is not legally permitted to compensate subsidiaries’ losses against subsidiaries’ income. The details of the provision for the Group’s consolidated income tax are as follows:

	2020	2019	2018
Current income tax	(2,840)	666	(2,846)
Deferred income tax	(9,485)	(21,486)	3,870
Income tax (expense) / benefit	(12,325)	(20,820)	1,024

The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	30%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%

(i) During 2017 and 2019, the Argentine Government introduced changes in the income tax. The income tax rate will be reduced to 30% for the years 2018 to 2020, and to 25% from 2021 onwards. A new tax on dividends is created with a rate of 7% for the years 2018 to 2020, and 13% from 2021 onwards. Considering 2018, 2019 and 2020 resulted in losses for Argentine subsidiaries, no deferred income tax liability was recognized for future withholding tax on dividends.

Deferred tax assets and liabilities of the Group as of December 31, 2020 and 2019, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2020	2019
Deferred income tax asset to be recovered after more than 12 months	105,424	108,294
Deferred income tax asset to be recovered within 12 months	23,744	35,973
Deferred income tax assets	129,168	144,267

Deferred income tax liability to be settled after more than 12 months	(278,035)	(292,871)
Deferred income tax liability to be settled within 12 months	(13,689)	(3,240)
Deferred income tax liability	(291,724)	(296,111)
Deferred income tax (liability) / assets, net	(162,556)	(151,844)

The gross movement on the deferred income tax account is as follows:

	2020	2019
Beginning of year	(151,844)	(151,980)
Exchange differences	1,536	4,877
Changes of fair value valuation for farmlands	(11,790)	10,480
Acquisition of subsidiary	—	(3,515)
Disposal of subsidiary	3,458	3,730
Others	(159)	(705)
Tax credit relating to cash flow hedge (i)	5,728	6,755
Income tax benefit expense	(9,485)	(21,486)
End of year	(162,556)	(151,844)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$ 46,145 for the year ended December 31, 2020 (2019: US$ 75,822); net of the reclassification from Equity to the Income Statement of US$ (26,031) for the year ended December 31, 2020 (2019: US$ (32,305))

The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2019	270,583	11,954	3,466	2,408	288,411
Charged / (credited) to the statement of income	31,745	331	912	(1,939)	31,049
Acquisition of subsidiary	3,603	—	—	—	3,603
Farmlands revaluation	(10,480)	—	—	—	(10,480)
Disposals of subsidiaries	(3,730)	—	—	—	(3,730)
Exchange differences	(10,862)	(378)	(199)	(1,303)	(12,742)
At December 31, 2019	280,859	11,907	4,179	(834)	296,111
Charged / (credited) to the statement of income	11,581	(1,928)	6,463	—	16,116
Farmlands revaluation	11,521	269	—	—	11,790
Disposals of subsidiaries	(3,513)	—	—	—	(3,513)
Exchange differences	(28,920)	(370)	510	—	(28,780)
At December 31, 2020	271,528	9,878	11,152	(834)	291,724

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2019	3,960	80,220	5,302		4,594	42,355	136,431
Charged / (credited) to the statement of income	(604)	8,017	(1,214)	2,709	(117)	772	9,563
Acquisition of subsidiaries	7	134	—	—	—	(53)	88
Others	—	—	(705)	—	—	—	(705)
Tax charge relating to cash flow hedge	—	6,755	—	—	—	—	6,755
Exchange differences	(126)	(3,707)	—	(1,161)	31	(2,902)	(7,865)
At December 31, 2019	3,237	91,419	3,383	1,548	4,508	40,172	144,267
(Credited) / charged to the statement of income	4,941	(5,843)	(835)	34,017	(4,508)	(21,141)	6,631
Disposal of subsidiary	—	—	—	—	—	(55)	(55)
Others	—	—	(60)	—	—	(99)	(159)
Tax charge relating to cash flow hedge	—	5,728	—	—	—	—	5,728
Exchange differences	(1,152)	(20,363)	—	(9,460)	—	3,731	(27,244)
At December 31, 2020	7,026	70,941	2,488	26,105	—	22,608	129,168

Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years. Tax loss carry forwards in Brazil and Luxembourg do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax loss carry forward up to a maximum of 30%.

In order to fully realize the deferred tax asset, the Group will need to generate future taxable income in the countries where the tax loss carry forward were incurred. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes that as at December 31, 2020, it is probable that the Group will realize some portion of the deferred tax assets in Brazil and Argentina.

As of December 31, 2020, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	92,845	5 years
Brazil	123,509	No expiration date.
Uruguay	4,895	5 years
Luxembourg	34,832	No expiration date.

(1) As of December 31, 2020, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2016	701
2017	6,966
2018	19,181
2019	52,126
2020	13,871

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred income tax assets of US$ 5.3 million as of December 31, 2020, in respect of losses amounting to US$ 20.2 million that can be carried forward against future taxable income.

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2020	2019	2018
Tax calculated at the tax rates applicable to profits in the respective countries	(4,184)	(7,250)	2,956
Non-deductible items	(7,642)	(1,511)	(2,249)
Effect of the changes in the statutory income tax rate in Argentina	6,324	3,115	(1,013)
Unused tax losses	(710)	(3,742)	(4,181)
Tax losses where no deferred tax asset was recognized	—	—	(2,368)
Non-taxable income	11,060	11,545	13,069
Previously unrecognized tax losses now recouped to reduce tax expenses	1,529	1,910	—
Effect of IAS 29 and tax adjustment per inflation in Argentina	(19,239)	(23,805)	(5,825)
Others	537	(1,082)	635
Income tax (expense) / benefit	(12,325)	(20,820)	1,024